Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Preferred stock, shares authorized	10,000,000	10,000,000
Common stock, no par value
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	11,225,960	10,895,293
Common stock, shares outstanding	10,836,337	10,895,293
Treasury stock, share	389,623	0
Series A Preferred Stock [Member]
Preferred stock, no par value	$ 0	$ 0
Preferred stock, shares authorized	200,000	200,000
Preferred stock, shares issued	123,072	124,155
Preferred stock, shares outstanding	123,072	124,155